Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 7.1%
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	$6,260	$6,031,915
Series A, 5.25%, 01/01/54	4,665	4,657,140
Series F, 5.50%, 11/01/53	830	839,116
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	7,240	6,664,139
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	1,665	1,640,446
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	3,175	3,177,713
Series D, Sub Lien, 6.00%, 10/01/42	7,410	7,566,866
Energy Southeast A Cooperative District, RB,
Series B-1, 5.75%, 04/01/54(a)	1,585	1,639,100
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	1,405	1,418,196
Series B, 5.00%, 01/01/54	1,230	1,220,529

		34,855,160

Arizona — 3.6%
City of Phoenix Civic Improvement Corp., RB, 5.25%, 07/01/47(b)	1,665	1,727,999
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	940	700,065
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(c)	3,575	3,038,241
Salt Verde Financial Corp., RB 5.00%, 12/01/32	7,365	7,267,057
5.00%, 12/01/37	5,000	4,845,403

		17,578,765

Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	895	812,594
AMT, 4.75%, 09/01/49(c)	4,900	4,497,787

		5,310,381

California — 7.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	6,490	5,690,302
California Enterprise Development Authority, RB, 8.00%, 11/15/62(c)	785	693,278
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/48	3,540	3,047,548
Series B, 5.00%, 11/15/46	6,025	5,918,922
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	297,848
Series A, 5.25%, 08/15/49	770	750,050
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)	1,650	1,558,127
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	1,605	1,606,874
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,284,755
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,815	2,424,959

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	$2,415	$2,366,425
Series D, AMT, Subordinate, 4.00%, 05/15/51	1,335	1,072,339
CSCDA Community Improvement Authority, RB, M/F Housing(c) 4.00%, 10/01/56	235	176,951
4.00%, 12/01/56	340	214,571
Series A, 4.00%, 06/01/58	1,150	784,516
Senior Lien, 3.13%, 06/01/57	1,215	695,151
Series A, Senior Lien, 4.00%, 12/01/58	615	415,915
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	3,145	2,932,012
San Diego Public Facilities Financing Authority, Refunding RB, Series A, AMT, 4.00%, 08/01/45	1,000	910,862
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,010

		34,851,415

Colorado — 1.5%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	4,265	3,571,646
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	870	906,199
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	355	355,440
5.25%, 11/01/52	745	709,288
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	950	904,203
Series A, 4.00%, 11/15/50	1,125	896,328

		7,343,104

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	577,369

Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	2,697,363

District of Columbia — 8.8%
District of Columbia Water & Sewer Authority, RB, Series A, 5.00%, 10/01/52	1,875	1,854,390
District of Columbia, Refunding RB, 5.00%, 10/01/48	4,875	4,616,128
District of Columbia, TA, 5.13%, 06/01/41	4,440	4,441,053
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	795	681,246
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(d)	8,350	5,845,212
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(d)	15,000	10,005,180
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(d)	13,410	8,497,273
Series B, Subordinate, 4.00%, 10/01/49	3,780	2,962,090

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB 5.00%, 07/15/48	$1,965	$1,981,428
Series A, 4.00%, 07/15/46	2,540	2,160,453

		43,044,453

Florida — 5.2%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	384,393
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/29	1,900	1,900,166
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	9,950,900
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	4,335	3,676,542
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	980	935,544
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	5,000	4,978,112
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	220	191,931
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	435	423,416
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,039,044

		25,480,048

Georgia — 3.6%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, 5.00%, 07/01/53	1,485	1,502,995
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	2,400	1,921,730
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	892,720
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	630	600,279
Series A, 5.00%, 05/15/49	2,100	1,954,912
Series B, 5.00%, 12/01/52(a)	6,575	6,487,120
Main Street Natural Gas, Inc., Refunding RB,
Series E-1, 5.00%, 12/01/53(a)	1,655	1,642,294
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,290	2,731,254

		17,733,304

Idaho — 2.1%
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	10,000	10,006,608

Illinois — 9.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	996,592
Series C, 5.25%, 12/01/35	3,095	3,017,386
Series D, 5.00%, 12/01/46	4,040	3,569,677
Series H, 5.00%, 12/01/36	460	433,798
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/31	1,000	988,168
Series G, 5.00%, 12/01/34	455	442,454
Chicago O’Hare International Airport, Refunding ARB,
Series B, Senior Lien, 5.00%, 01/01/53	3,035	2,969,350

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	$7,435	$7,437,591
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,635	1,595,419
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/50	270	223,627
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	2,860	2,478,653
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	2,801,659
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,676,361
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	10,925	3,546,796
Series B, (AGM), 0.00%, 06/15/47	27,225	7,283,354
State of Illinois, GO, 5.00%, 02/01/39	3,195	3,125,787
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,032,654
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,047,552

		45,666,878

Indiana — 1.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,635	1,638,818
AMT, 7.00%, 01/01/44	3,950	3,958,556

		5,597,374

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	530	429,320

Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	2,140	2,022,887
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(e)	2,485	2,722,205

		4,745,092

Louisiana — 1.2%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	760	634,130
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	2,560	2,523,071
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,920	1,743,137
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	835	835,347

		5,735,685

Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,250	1,000,499

Massachusetts — 3.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/50	5,000	5,034,391
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,740	2,781,819
Series C, 5.00%, 10/01/52	2,835	2,871,464

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	$3,250	$3,540,156
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	2,711,764
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,252,204

		19,191,798

Michigan — 5.1%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,125	1,126,097
Series B, 2nd Lien, 5.50%, 07/01/52	2,655	2,714,789
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,663,982
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,663,982
Series B, Senior Lien, 5.50%, 07/01/52	2,655	2,712,142
Michigan Finance Authority, RB 4.00%, 02/15/47	820	671,788
4.00%, 02/15/50	4,730	3,822,864
4.00%, 02/15/44	1,710	1,422,968
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	3,110	2,479,265
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	540	458,131
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,096,666
State of Michigan Trunk Line Revenue, RB, BAB, 5.50%, 11/15/49	1,855	1,946,539

		24,779,213

Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	1,798,895
Series A, 5.25%, 02/15/58	3,125	2,993,469

		4,792,364

Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	4,478,766
Series C, 5.00%, 11/15/42	5,470	5,355,665
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,680	2,474,803

		12,309,234

Nebraska — 2.7%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,300	4,239,581
Omaha Public Power District, RB
Series A, 5.25%, 02/01/48(b)	1,550	1,605,683
Series A, (AGM-CR), 4.00%, 02/01/51	8,700	7,131,210

		12,976,474

Security	Par (000)	Value

New Hampshire(c) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	$3,205	$2,528,224
Series C, AMT, 4.88%, 11/01/42	1,665	1,290,356

		3,818,580

New Jersey — 9.8%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	3,490	3,373,444
5.25%, 11/01/44	3,180	2,960,405
New Jersey Economic Development Authority, RB Class A, 5.25%, 11/01/47	3,565	3,613,254
Series EEE, 5.00%, 06/15/48	12,340	12,063,523
Series B, AMT, 6.50%, 04/01/31	1,845	1,830,132
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,040	2,770,409
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,570	2,333,365
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,404,434
New Jersey Transportation Trust Fund Authority, RB Series C, (AMBAC), 0.00%, 12/15/35(d)	7,395	4,062,770
Series S, 5.00%, 06/15/46	2,415	2,345,888
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,295,098
Series A, 5.25%, 06/01/46	2,685	2,639,488
Sub-Series B, 5.00%, 06/01/46	5,670	5,265,252

		47,957,462

New York — 19.7%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,640	1,393,683
Series C, 5.00%, 08/01/43	2,330	2,347,477
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,525,058
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,335	3,067,268
Series C-1, 5.00%, 11/15/50	1,085	1,023,570
Series C-1, 5.25%, 11/15/55	1,605	1,578,101
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	2,789,807
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	1,545	1,352,830
Series DD, 4.13%, 06/15/46	9,330	8,180,513
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, 4.00%, 05/01/47	5,000	4,250,450
New York City Transitional Finance Authority, RB, Subordinate, 5.00%, 05/01/46	2,480	2,512,277
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(c)	3,300	3,299,898
New York Liberty Development Corp., Refunding RB(c)
Class 1, 5.00%, 11/15/44	8,145	7,268,266
Class 2, 5.38%, 11/15/40	1,760	1,626,744
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	2,765	2,246,137
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,319,081

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	$2,270	$1,961,815
Series A, 4.00%, 03/15/47	7,890	6,747,041
Series A, 4.00%, 03/15/48	1,395	1,184,754
Series A-1, 5.00%, 03/15/45	5,610	5,688,964
Series D, 4.00%, 02/15/47	4,730	4,046,785
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	1,870	1,567,074
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	6,675	5,592,517
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/46	1,525	1,405,677
New York Transportation Development Corp., RB 5.63%, 04/01/40(b)	965	954,888
AMT, 5.00%, 10/01/35	2,230	2,128,096
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB 5.00%, 11/15/46	8,760	8,726,622
Series A, 5.25%, 05/15/52	1,625	1,658,061
Series A, 4.13%, 05/15/53	3,275	2,767,019
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	2,230	2,178,507
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.25%, 11/15/40	1,640	1,727,352

		96,116,332

Ohio — 5.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	6,655	5,441,804
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	4,160	3,473,437
County of Franklin Ohio, RB Series A, 4.00%, 12/01/44	1,060	902,272
Series A, 5.00%, 12/01/47	840	815,879
County of Hamilton Ohio, RB Series A, 5.00%, 08/15/42	4,350	4,213,115
Series CC, 5.00%, 11/15/49	1,130	1,090,633
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	1,245	1,004,966
Series A, 3.75%, 08/15/50	2,190	1,681,262
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	8,435	7,368,921
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	545	434,423
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,515,626

		27,942,338

Oklahoma — 1.4%
Oklahoma Turnpike Authority, RB 5.50%, 01/01/53	3,140	3,294,476
Series A, 4.00%, 01/01/48	4,320	3,673,500

		6,967,976

Oregon — 0.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	3,725	3,784,455

Pennsylvania — 5.3%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	980,930

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	$6,325	$5,670,872
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/51	1,115	871,419
5.00%, 09/01/48	740	692,303
Series A, 4.00%, 09/01/49	1,185	934,514
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,765	1,622,017
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	2,876,689
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 142-A, 5.00%, 10/01/43	3,105	3,073,885
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,290	1,824,570
Pennsylvania Turnpike Commission, RB Series A, 5.00%, 12/01/44	2,305	2,283,922
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,550	1,281,033
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	4,515	3,667,676

		25,779,830

Puerto Rico — 5.5%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	2,994,570
Series A-1, Restructured, 5.75%, 07/01/31	2,646	2,719,981
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	3,219,859
Series A-1, Restructured, 5.00%, 07/01/58	12,161	10,539,129
Series A-2, Restructured, 4.78%, 07/01/58	6,236	5,221,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	9,662	2,388,335

		27,083,024

Rhode Island — 0.2%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,155	747,900

South Carolina — 3.3%
South Carolina Jobs-Economic Development Authority, Refunding RB 4.00%, 12/01/44	3,835	3,198,194
Series A, 5.00%, 05/01/48	3,030	2,873,564
South Carolina Ports Authority, ARB
AMT, 5.00%, 07/01/43	4,500	4,277,470
Series B, AMT, 4.00%, 07/01/49	1,330	1,034,857
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	5,000	4,734,321

		16,118,406

Tennessee — 2.6%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,556,702
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,427,539

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	$1,505	$1,360,362
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,192,841

		12,537,444

Texas — 14.4%
Arlington Higher Education Finance Corp., RB(c) 7.50%, 04/01/62	885	774,301
7.88%, 11/01/62	755	710,815
Austin Independent School District, GO, 4.00%, 08/01/48	1,500	1,248,929
City of Austin Texas Airport System Revenue, ARB
Series B, AMT, 5.00%, 11/15/44	5,755	5,489,574
Series A, RB, 5.00%, 11/15/41	3,250	3,262,009
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	1,240	1,246,245
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,468,789
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	3,580	3,501,817
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,717,116
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,424,261
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	1,525	1,525,206
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	560	484,033
Crowley Independent School District, GO (PSF), 5.00%, 02/01/48	515	523,077
(PSF), 4.25%, 02/01/53	190	168,249
Cypress-Fairbanks Independent School District, GO,
(PSF), 4.00%, 02/15/48	1,225	1,049,284
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	940	955,462
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	38,518
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	60	61,027
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/49	3,255	3,269,022
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	620	551,334
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(h)	4,110	1,906,728
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,213,896
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	1,190	1,205,229
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,584,540
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	865	893,798
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,700	4,819,436

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	$1,280	$993,100
Series A, 5.00%, 07/01/53	1,570	1,489,273
Series B, 5.00%, 07/01/43	4,080	3,967,701
Series B, 5.00%, 07/01/48	5,505	5,291,940
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,435	2,219,031
Texas Water Development Board, RB, 4.00%, 10/15/45	2,735	2,386,325
Waller Consolidated Independent School District, GO, (BAM), 4.00%, 02/15/48	5,000	4,018,411

		70,458,476

Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	1,845	1,745,146

Virginia — 1.0%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 4.00%, 07/01/50	1,115	913,935
Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,074,185

		4,988,120

Washington — 0.9%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	3,120	2,996,394
Series C, AMT, 5.00%, 04/01/40	1,565	1,487,515

		4,483,909

Wisconsin — 0.3%
Public Finance Authority, RB(c)
Series A, 5.00%, 07/15/39	190	166,950
Series A, 5.00%, 07/15/49	720	596,954
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	700	671,149

		1,435,053

Total Municipal Bonds — 141.0% (Cost: $733,323,008)		688,666,352

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Alabama — 1.9%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(a)	9,350	9,327,664

District of Columbia — 1.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	10,265	8,817,172

Florida — 2.0%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.00%, 10/01/52	10,000	10,102,470

Nebraska — 2.5%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	11,970	12,126,948

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 4.6%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	$12,550	$12,471,735
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,000,653

		22,472,388

Washington — 2.1%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,142,177

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.9% (Cost: $75,362,059)		72,988,819

Total Long-Term Investments — 155.9% (Cost: $808,685,067)		761,655,171

	Shares

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(j)(k)	24,512,867	24,512,867

Total Short-Term Securities — 5.0% (Cost: $24,512,762)		24,512,867

Total Investments — 160.9% (Cost: $833,197,829)		786,168,038

Liabilities in Excess of Other Assets — (0.8)%		(3,796,816)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.7)%		(42,625,280)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.4)%		(251,124,258)

Net Assets Applicable to Common Shares — 100.0%		$488,621,684

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$25,211,856	$—	$(699,026	)(a)	$(645)	$682	$24,512,867	24,512,867	$101,748	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	143	12/19/23	$15,162	$23,847
U.S. Long Bond	188	12/19/23	20,480	98,624
5-Year U.S. Treasury Note	109	12/29/23	11,385	(7,980)

				$114,491

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$688,666,352	$—	$688,666,352
Municipal Bonds Transferred to Tender Option Bond Trusts	—	72,988,819	—	72,988,819
Short-Term Securities
Money Market Funds	24,512,867	—	—	24,512,867

	$24,512,867	$761,655,171	$—	$786,168,038

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$122,471	$—	$—	$122,471
Liabilities
Interest Rate Contracts	(7,980)	—	—	(7,980)

	$114,491	$—	$—	$114,491

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Fund, Inc. (MYD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(42,534,993)	$—	$(42,534,993)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(293,934,993)	$—	$(293,934,993)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8